Description of business (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Summary of Revenue by Major Customers
The following table summarizes the percentage of revenues and accounts receivable generated via our platform providers in excess of 10% of our total revenues and total accounts receivable:

	Revenue Concentration
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Apple	51.0%	55.4%	50.6%	55.3%
Google	16.1%	18.9%	16.1%	18.8%
Facebook	14.5%	16.9%	14.6%	17.7%

Schedule of Concentration of Risk, by Risk Factor

	Accounts Receivable Concentration
	As of June 30,	As of December 31,
	2024	2023
Apple	57.8%	59.3%
Xsolla	11.9%	11.3%
Google	9.5%	10.3%
Facebook	8.4%	9.9%